Allowance for Credit Losses (Tables)	6 Months Ended
Jun. 30, 2020
Allowance For Credit Loss [Abstract]
Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of June 30, 2020:

	Six Months Ended June 30, 2020	2019	2018	2017	2016	Prior	Total
Tier 1	$69,191	$126,254	$24,479	$7,749	$—	$43,894	$271,567
Tier 2	437	38,660	22,364	74	6,250	5,805	73,590
Tier 3	545	7,753	1,432	45	1,198	1,562	12,535
Net investment in finance leases	$70,173	$172,667	$48,275	$7,868	$7,448	$51,261	$357,692

Tier 1	$9,825	$219,403	$—	$—	$—	$—	$229,228
Tier 2	—	42,130	—	—	—	—	42,130
Tier 3	—	—	—	—	—	—	—
Container leaseback financing receivable	$9,825	$261,533	$—	$—	$—	$—	$271,358

Summary of Changes in Carrying Amount of Allowance for Credit Losses	The changes in the carrying amount of the allowance for credit losses during the six months ended June 30, 2020 are as follows:
	Accounts Receivable	Net Investment in Finance Leases	Container Leaseback Financing Receivable	Total Allowance for Credit Losses
Balance as of December 31, 2019	$6,299	$—	$—	$6,299
Impact of adopting ASU 2016-13 on January 1, 2020	—	636	256	892
Additions charged to expense	893	546	306	1,745
Write-offs	(183)	—	—	(183)
Balance as of June 30, 2020	$7,009	$1,182	$562	$8,753